Management of financial risks, financial instruments, and other risks (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Brazilian Risk Free Curve [Member]
IfrsStatementLineItems [Line Items]
Mark to market fair value	$ (158)	$ (41)
Brazilian I P C A Coupon [Member]
IfrsStatementLineItems [Line Items]
Mark to market fair value	(5)	(5)
U S Risk Free Curve [Member]
IfrsStatementLineItems [Line Items]
Mark to market fair value	(136)	(121)
Mexican Risk Free Curve [Member]
IfrsStatementLineItems [Line Items]
Mark to market fair value	$ 2	$ 1